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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549
                                   FORM N-PX

          ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act file number    811-00933
                                   --------------------------------------------

                         CGM CAPITAL DEVELOPMENT FUND
-------------------------------------------------------------------------------
              (Exact name of registrant as specified in charter)

                   One International Place, Boston, MA 02110
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      (Address of principal executive offices)                  (Zip code)

                             Barry N. Hurwitz, Esq.
            Bingham McCutchen LLP, 150 Federal St., Boston, MA 02110
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                    (Name and address of agent for service)

Registrant's telephone number, including area code: 617-737-3225
                                                    ---------------------------

Date of fiscal year end:   12/31
                         -----------------------

Date of reporting period:   7/1/05 -- 6/30/06
                          ----------------------

     Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (Sections
239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.


                    PERSONS WHO ARE TO RESPOND TO THE COLLECTION OF INFORMATION
                    CONTAINED IN THIS FORM ARE NOT REQUIRED TO RESPOND UNLESS
SEC 2451 (4-03)     THE FORM DISPLAYS A CURRENTLY VALID OMB CONTROL NUMBER.

CGM Capital Development Fund

File No. 811-933

                                                                                              Proposed
                                                                                                 By
                                                                                               Issuer                         For
                                                                                                 or        Was               or
                                                      Meeting       Matter                    Security     Vote    Actual   Against
      Issuer                     Ticker    CUSIP       Date        Voted On                    Holder      Cast?    Vote      Mgt.
      ------                     ------    -----       ----        --------                    ------      -----    ----      ----
America West Holdings
Corporation                       AWA     023657208   9/13/05    1. Adopt the Agreement and    Issuer      Yes      For      For
                                                                 Plan of Merger, dated as of
                                                                 May 19, 2005, as amended,
                                                                 among US Airways Group,
                                                                 Inc., America West Holdings
                                                                 Corporation and Barbell
                                                                 Acquisition Corp. and
                                                                 approve the merger
                                                                 contemplated thereby.

Berry Petroleum Company           BRY     085789105   5/17/06    1.  Elect nine directors:     Issuer      Yes      For      For
                                                                   1. J. Bryant,
                                                                   2. R. Bush III,
                                                                   3. W. Busch,
                                                                   4. S. Cropper,
                                                                   5. J. Gaul,
                                                                   6. R. Heinemann,
                                                                   7. T. Jamieson,
                                                                   8. J. Keller and
                                                                   9. M. Young
                                                                 2. Proposal to amend the      Issuer      Yes      For      For
                                                                 Company's Restated
                                                                 Certificate of Incorporation
                                                                 increasing from 50,000,000
                                                                 to 100,000,000 the number of
                                                                 authorized shares of Class A
                                                                 common stock, $.01 par value
                                                                 and increasing from
                                                                 1,500,000 to 3,000,000 the
                                                                 number of authorized shares
                                                                 of Class B stock, $.01 par
                                                                 value

Cooper Cameron Corporation        CAM     216640102   5/5/06     1.  Elect three directors:    Issuer      Yes      For      For
                                                                   1. Nathan M. Avery,
                                                                   2. C. Baker Cunningham and
                                                                   3. Sheldon R. Erikson
                                                                 2. Ratify the appointment of  Issuer      Yes      For      For
                                                                 Ernst & Young as independent
                                                                 registered public
                                                                 accountants for 2006
                                                                 3. Vote on change of          Issuer      Yes      For      For
                                                                 company's name and change in
                                                                 the certificate of
                                                                 incorporation
                                                                 4. Vote on amendment to 2005  Issuer      Yes      Against  Against
                                                                 Equity Incentive Plan

Eagle Materials Inc.              EXP     26969P108   4/11/06    1. Amend Restated             Issuer      Yes      For      For
                                                                 Certificate of Incorporation
                                                                 to reclassify existing
                                                                 common stock and class B
                                                                 common stock into a single
                                                                 new class of common stock

Gerdau Ameristeel Corporation     GNA     37373P105   5/10/06    A. Elect nine directors:      Issuer      Yes      For      For
                                                                   1. Phillip E. Casey,
                                                                   2. Kenneth W. Harrigan,
                                                                   3. Joseph J. Heffernan,
                                                                   4. Jorge G. Johannpeter,
                                                                   5. F. C. G. Johannpeter,
                                                                   6. Andre B. Johannpeter,
                                                                   7, J. Spencer Lanthier,
                                                                   8. Richard McCoy and
                                                                   9. Arthur Scace
                                                                 B. Appoint                    Issuer      Yes      For      For
                                                                 PricewaterhouseCoopers, LLP,
                                                                 chartered accountants, as
                                                                 auditors of the firm and
                                                                 authorize the directors to
                                                                 fix the auditors'
                                                                 remuneration
                                                                 C. Approve the continuance    Issuer      Yes      For      For
                                                                 of Gerdau Ameristeel under
                                                                 the Canada Business
                                                                 Corporations Act, and any
                                                                 amendments or variations
                                                                 thereto that may come before
                                                                 the meeting
                                                                 D. Approve a new by-law for   Issuer      Yes      For      For
                                                                 Gerdau Ameristeel effective
                                                                 upon the continuance in
                                                                 accordance with the
                                                                 requirements of the Canada
                                                                 Business Corporations Act,
                                                                 and any amendments or
                                                                 variations thereto that may
                                                                 come before the meeting

Hansen Natural Corporation        HANS    411310105   6/1/06     1. Approve proposal to        Issuer      Yes      For      For
                                                                 approve an amendment to the
                                                                 company's Certificate of
                                                                 Incorporation to increase
                                                                 the number of authorized
                                                                 shares of common stock from
                                                                 30,000,000 to 120,000,000
                                                                 2. Approve proposal to        Issuer      Yes      Against  Against
                                                                 approve an amendment to the
                                                                 company's 2001 Stock Option
                                                                 Plan to increase the number
                                                                 of shares of common stock
                                                                 reserved for issuance
                                                                 thereunder by 1,500,000
                                                                 shares.

Hartmarx Corporation              HMX     417119104   4/20/06    1. Elect nine directors:      Issuer      Yes      For      For
                                                                   1. Michael F. Anthony,
                                                                   2. Jeffrey A. Cole,
                                                                   3. James P. Dollive,
                                                                   4. Raymond F. Farley,
                                                                   5. Elbert O. Hand,
                                                                   6. Dipak C. Jain,
                                                                   7. Homi B. Patel,
                                                                   8. Michael B. Rohlfs and
                                                                   9. Stuart L. Scott
                                                                 2. Adopt the 2006 Incentive   Issuer      Yes      For      For
                                                                 Stock Plan
                                                                 3. Adopt the 2006 Stock       Issuer      Yes      For      For
                                                                 Compensation Plan for
                                                                 Non-Employee Directors
                                                                 4. Ratify the appointment of  Issuer      Yes      For      For
                                                                 PricewaterhouseCoopers LLP
                                                                 as independent auditors of
                                                                 the firm

Helix Energy Solutions
Group, Inc.                       HELX    42330P107   5/8/06     1. Elect two directors:       Issuer      Yes      For      For
                                                                 William Porter, III and
                                                                 William L. Transier

Helmerich & Payne, Inc.           HP      423452101   3/1/06     1. Elect three Directors      Issuer      Yes      For      For
                                                                 comprising the class of
                                                                 Directors of the Company
                                                                 known as the "Third Class"
                                                                 for a three-year term
                                                                 expiring in 2009:
                                                                   1. W. H. Helmerich,III,
                                                                   2. Glenn A. Cox and
                                                                   3. Edward B. Rust, Jr.
                                                                 2. Approve the Helmerich &    Issuer      Yes      Against  Against
                                                                 Payne, Inc. 2005 Long-Term
                                                                 Incentive Plan

IPSCO Inc.                        IPS     462622101   5/4/06     1. Elect 13 directors:        Issuer      Yes      For      For
                                                                   1. Michael A. Grandin,
                                                                   2. Juanita H. Hinshaw,
                                                                   3. Burton M. Joyce,
                                                                   4. Jack D. Michaels,
                                                                   5. Bernard M. Michel,
                                                                   6. Allan S. Olson,
                                                                   7. Arthur R. Price,
                                                                   8. Richard G. Sim,
                                                                   9. David S. Sutherland,
                                                                  10. Roger E. Tetrault,
                                                                  11. Gordon G. Thiessen, O.C.,
                                                                  12. D. Murray Wallace and
                                                                  13. John B. Zaozirny, Q.C.
                                                                 2. Reappoint Ernst & Young    Issuer      Yes      For      For
                                                                 LLP as auditor of the
                                                                 corporation at a
                                                                 remuneration to be fixed by
                                                                 the directors
                                                                 3. Approve the Senior         Issuer      Yes      For      For
                                                                 Officer Annual Incentive
                                                                 Plan

The Middleby Corporation          MIDD    596278101   5/12/06    1. Elect eight directors:     Issuer      Yes      For      For
                                                                   1. Selim A. Bassoul,
                                                                   2. Robert B. Lamb,
                                                                   3. Ryan Levenson,
                                                                   4. John R. Miller III,
                                                                   5. Gordon O'Brien,
                                                                   6. Philip G. Putnam,
                                                                   7. Sabin C. Streeter and
                                                                   8. Robert L. Yohe
                                                                 2. Ratify the selection of    Issuer      Yes      For      For
                                                                 Deloitte & Touche LLP as
                                                                 independent auditor for
                                                                 fiscal year ended December
                                                                 30, 2006
                                                                 3. Approve The Middleby       Issuer      Yes      For      For
                                                                 Corporation Executive
                                                                 Officer Incentive Plan

Newfield Exploration Company      NFX     651290108   5/4/06     1. Elect 13. directors:       Issuer      Yes      For      For
                                                                   1. David A. Trice,
                                                                   2. David F. Schaible,
                                                                   3. Howard H. Newman,
                                                                   4. Thomas G Ricks,
                                                                   5. Dennis R. Hendrix,
                                                                   6. C. E. (Chuck) Shultz,
                                                                   7. Philip J. Burguieres,
                                                                   8. John Randolph Kemp III,
                                                                   9. Michael Lacey,
                                                                  10 Joseph H. Netherland,
                                                                  11. J. Terry Strange,
                                                                  12. Pamela J. Gardner and
                                                                  13. Juanita F. Romans
                                                                 2. Approve First Amendment    Issuer      Yes      For      For
                                                                 to Newfield Exploration
                                                                 Company 2000 Non-Employee
                                                                 Director Restricted Stock
                                                                 Plan
                                                                 3. Approve Second Amendment   Issuer      Yes      For      For
                                                                 to Newfield Exploration
                                                                 Company 2001 Employee Stock
                                                                 Purchase Plan
                                                                 4. Ratify the appointment of  Issuer      Yes      For      For
                                                                 PricewaterhouseCoopers LLP
                                                                 as independent accountants

NS Group, Inc.                    NSS     628916108   5/10/06    1. Elect six directors:       Issuer      Yes      For      For
                                                                   1. Clifford R. Borland,
                                                                   2. David A. B. Brown,
                                                                   3. Patrick J. B. Donnelly,
                                                                   4. George A. Helland, Jr.,
                                                                   5. Rene J. Robichaud and
                                                                   6. John F. Schwarz
                                                                 2. Ratify the appointment of  Issuer      Yes      For      For
                                                                 Deloitte & Touche LLP as the
                                                                 company's independent
                                                                 registered public accounting
                                                                 firm for 2006

Oil States International, Inc.    OIS     678026105   5/18/06    1. Elect three directors:     Issuer      Yes      For      For
                                                                   1. S. James Nelson, Jr.,
                                                                   2. Gary L. Rosenthal and
                                                                   3. William T. Van Kleef
                                                                 2. Ratify the selection of    Issuer      Yes      For      For
                                                                 Ernst & Young LLP as the
                                                                 auditors of the company for
                                                                 the current year

The Pantry, Inc.                  PTRY    698657103   3/30/06    1. Elect eight Directors:     Issuer      Yes      For      For
                                                                   1. Peter J. Sodini,
                                                                   2. Thomas M. Murname,
                                                                   3. Paul L. Brunswick,
                                                                   4. Bryan E. Monkhouse,
                                                                   5. Robert F. Bernstock,
                                                                   6. Edwin J. Holman,
                                                                   7. Terry L. McElroy and
                                                                   8. Mark D. Miles
                                                                 2. Ratify the appointment of  Issuer      Yes      For      For
                                                                 Deloitte & Touche LLP as
                                                                 independent public
                                                                 accountants for the company
                                                                 and its subsidiaries for the
                                                                 fiscal year ending September
                                                                 28, 2006.

Pogo Producing Company            PPP     730448107   4/25/06    1. Elect three directors:     Issuer      Yes      For      For
                                                                   1. Jerry M. Armstrong,
                                                                   2. Gerrit W. Gong and
                                                                   3. Carroll W. Suggs
                                                                 2. Ratify the appointment of  Issuer      Yes      For      For
                                                                 PricewaterhouseCoopers LLP
                                                                 as independent registered
                                                                 public accounting firm to
                                                                 audit the financial
                                                                 statements of the company
                                                                 for 2006

Sotheby's Holdings, Inc.          BID     835898107   5/8/06     1. Elect nine directors:      Issuer      Yes      For      For
                                                                   1. Michael Blakenham,
                                                                   2. Steven B. Dodge,
                                                                   3. The Duke of Devonshire,
                                                                   4. Allen Questrom,
                                                                   5. William F. Ruprecht,
                                                                   6. Michael I. Sovern,
                                                                   7. Donald M. Stewart,
                                                                   8. Robert S. Taubman and
                                                                   9. Robin G. Woodhead
                                                                 2. Adopt the Agreement and    Issuer      Yes      For      For
                                                                 Plan of Merger, dated March
                                                                 31, 2006, relating to the
                                                                 reincorporation of Sotheby's
                                                                 Holdilng, Inc. in Delaware
                                                                 3. Approve a provision in     Issuer      Yes      For      For
                                                                 the surviving corporation's
                                                                 Certificate of Incorporation
                                                                 to provide that shareholder
                                                                 action may only be taken at
                                                                 a duly called meeting of
                                                                 shareholders
                                                                 4. Approve a provision in     Issuer      Yes      For      For
                                                                 the surviving corporation's
                                                                 Certificate of Incorporation
                                                                 regarding who may call
                                                                 special shareholder meetings
                                                                 5. Approve Sotheby's          Issuer      Yes      Against  Against
                                                                 Holdings, Inc. Amended and
                                                                 Restated Restricted Stock
                                                                 Plan
                                                                 6. Ratify the appointment of  Issuer      Yes      For      For
                                                                 Deloitte & Touche LLP as
                                                                 independent auditors for
                                                                 2006

Steel Dynamics, Inc.              STLD    858119100   5/18/06    1. Elect ten directors:       Issuer      Yes      For      For
                                                                   1. Keith E. Busse,
                                                                   2. Mark D. Millett,
                                                                   3. Richard P. Teets, Jr.,
                                                                   4. John C. Bates,
                                                                   5. Dr. Frank D. Byrne,
                                                                   6. Paul B. Edgerley,
                                                                   7. Richard J. Freeland,
                                                                   8. Dr. Jurgen Kolb,
                                                                   9. James C. Marcuccilli and
                                                                  10. Joseph D. Ruffolo
                                                                 2. Approve the audit          Issuer      Yes      For      For
                                                                 committee's appointment of
                                                                 Ernst & Young LLP as Steel
                                                                 Dynamics, Inc.'s independent
                                                                 registered public accounting
                                                                 firm for the year 2006
                                                                 3. Approve the Steel          Issuer      Yes      For      For
                                                                 Dynamics, Inc. 2006 Equity
                                                                 Incentive Plan

Trinity Industries, Inc.          TRN     896522109   5/15/06    1. Elect eight directors:     Issuer      Yes      For      For
                                                                   1. Rhys J. Best,
                                                                   2. David W. Biegler,
                                                                   3. Ronald J. Gafford,
                                                                   4. Clifford J. Grum,
                                                                   5. Ronald W. Haddock,
                                                                   6. Jess T. Hay,
                                                                   7. Diana S. Natalicio and
                                                                   8. Timothy R. Wallace
                                                                 2. Approve ratification of    Issuer      Yes      For      For
                                                                 Ernst & Young LLP as
                                                                 independent registered
                                                                 public accounting firm for
                                                                 fiscal year ending December
                                                                 31, 2006

The Wet Seal, Inc.                WTSLA   961840105   6/6/06     1. Elect 8 directors:         Issuer      Yes      For      For
                                                                   1. Jonathan Duskin,
                                                                   2. Sidney M. Horn,
                                                                   3. Harold D. Kahn,
                                                                   4. Kenneth M. Reiss,
                                                                   5. Alan Siegel,
                                                                   6. Joel N. Waller,
                                                                   7. Henry D. Winterstern and
                                                                   8. Michael Zimmerman
                                                                 2. Ratify the appointment of  Issuer      Yes      For      For
                                                                 Deloitte & Touche LLP as
                                                                 independent auditors for
                                                                 fiscal year 2006

Whiting Petroleum Corporation     WLL     966387102   5/9/06     1. Elect two directors:       Issuer      Yes      For      For
                                                                 James J. Volker and Graydon
                                                                 D. Hubbard
                                                                 2. Ratify the appointment of  Issuer      Yes      For      For
                                                                 Deloitte & Touche LLP as the
                                                                 independent registered
                                                                 public accounting firm

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                                   SIGNATURES

                          [See General Instruction F]

     Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) CGM CAPITAL DEVELOPMENT FUND
             ------------------------------------------------------------------

By (Signature and Title)* Robert L. Kemp, President
                          -----------------------------------------------------

Date  8/28/06
     --------------------------------------------------------------------------

* Print the name and title of each signing officer under his or her signature.